Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Components of income tax expense
Components of Income Tax Expense

	2020	2019
Current tax expense (recovery)
Recognized in profit or loss in current year	$99,013	$95,219
Adjustments recognized in the current year with respect to prior years	(658)	(3,090)
	98,355	92,129
Deferred tax expense (recovery)
Deferred tax recovery recognized in the current year	14,667	(13,079)
Adjustments recognized in the current year with respect to prior years	433	(5,003)
Benefit from previously unrecognized losses, and other temporary differences	(42,379)	—
Decrease in deferred tax liabilities due to tax impact of NRV charge to inventory	4,481	(2,779)
	(22,798)	(20,861)
Income tax expense	$75,557	$71,268

Reconciliation of effective income tax rate
Reconciliation of Effective Income Tax Rate

	2020	2019
Earnings before taxes and non-controlling interest	$252,012	$182,512
Statutory Canadian income tax rate	27.00%	27.00%
Income tax expense based on above rates	$68,043	$49,278
Increase (decrease) due to:
Non-deductible expenditures	9,915	7,271
Foreign tax rate differences	16,179	2,507
Change in net deferred tax assets not recognized:
- Argentina exploration expenditures	(3,485)	3,117
- Other deferred tax assets	(61,280)	(11,211)
Effect of other taxes paid (mining and withholding)	22,545	21,307
Effect of foreign exchange on tax expense	18,598	(7,651)
Non-taxable impact of foreign exchange	(3,000)	4,158
Change in non-deductible portion of reclamation liabilities	8,605	8,207
Change in current tax expense estimated for prior years	—	(6,694)
Other	(563)	979
Income tax expense	$75,557	$71,268
Effective income tax rate	29.98%	39.05%

Analysis of deferred tax assets and liabilities
The following is the analysis of the deferred tax assets (liabilities) presented in the consolidated financial statements:

	2020	2019
Net deferred tax liability, beginning of year	$(140,361)	$(136,575)
Initial deferred tax liability associated with the Tahoe Acquisition	—	(24,080)
Recognized in net earnings in the year	22,798	20,861
Reduction due to Mexican de-consolidation payments applied to current tax	—	(705)
Other	102	138
Net deferred liability, end of year	(117,461)	(140,361)
Deferred tax assets	57,850	36,447
Deferred tax liabilities	(175,311)	(176,808)
Net deferred tax liability	$(117,461)	$(140,361)

Components of deferred tax assets and liabilities
The deferred tax assets (liabilities) are comprised of the various temporary differences, as detailed below:

	2020	2019(1)
Deferred tax assets (liabilities) arising from:
Closure and decommissioning costs	$26,482	$16,002
Tax losses, resource pools and mining tax credits	140,608	122,187
Deductible Mexican mining taxes	3,286	2,701
Accounts payable and accrued liabilities	17,737	17,974
Trade and other receivables	13,290	17,194
Provision for doubtful debts and inventory adjustments	(21,354)	(7,145)
Short-term investments	(15,649)	(15,295)
Mineral properties, plant, and equipment	(274,483)	(278,707)
Estimated sales provisions	(14,028)	(23,026)
Other temporary differences and provisions	6,650	7,754
Net deferred tax liability	$(117,461)	$(140,361)
(1)Recast comparative deferred tax assets and liabilities to provide consistency with current presentation.

Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognised
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2020	2019 (1)
Tax loss (revenue in nature)	$284,626	$202,181
Net tax loss (capital in nature)	32,378	34,646
Resource pools and other tax credits	48,773	260,413
Financing fees	2,003	2,849
Mineral properties, plant, and equipment	58,644	118,380
Closure and decommissioning costs	136,728	141,018
Exploration and other expenses not currently deductible	33,587	53,595
Intercompany debt	12,160	11,339
Doubtful debt and inventory	41,378	23,895
Payroll and vacation accruals	1,491	1,055
Other temporary differences	3,562	3,399
	$655,330	$852,770
(1)Recast comparative temporary differences, unused tax losses and unused tax credits to provide consistency with current presentation.

Schedule of operating loss carryforwards
Included in the above amounts are operating losses, which if not utilized will expire as follows:

At December 31, 2020
	Canada	US	Peru	Mexico	Barbados	Argentina	Total
2021	$—	$317	$26	$—	$8	$1	$352
2022	—	529	—	—	12	3	544
2023 – and after	269,001	11,746	314	2,406	183	80	283,730
Total tax losses	$269,001	$12,592	$340	$2,406	$203	$84	284,626

At December 31, 2019
	Canada	US	Peru	Mexico	Barbados	Argentina	Total
2020	$—	$79	$2,110	$—	$7	$1	$2,197
2021	—	318	28	—	7	2	355
2022 – and after (1)	178,339	13,185	1,778	2,792	106	3,429	199,629
Total tax losses (1)	$178,339	$13,582	$3,916	$2,792	$120	$3,432	$202,181
(1)Recast comparative operating losses to provide consistency with current presentation.